Accrued and Other Liabilities (Details) (USD $) In Millions, unless otherwise specified	Sep. 27, 2013	Sep. 28, 2012
Accrued Liabilities and Other Liabilities [Abstract]
Accrued payroll and employee benefits	$ 426	$ 490
Sales tax payable	148	149
Dividends payable	145	123
Restructuring reserves	109	89
Accrued interest	86	82
Accrued distributor fees	72	109
Due to Mallinckrodt	55	0
Self-insurance reserves	53	68
Contingent consideration	53	42
Other	439	609
Accrued and other current liabilities	$ 1,586	$ 1,761